Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents		$ 59,319	$ 878,653
Prepaid expenses and other current assets		228,257	168,877
Prepaid expenses			168,527
Other current assets			350
Total Current Assets		287,576	1,047,530
Investments held in Trust Account		115,000,482	115,020,078
Total Assets		115,288,058	116,067,608
Current liabilities:
Accounts payable		161,067	11,658
Franchise tax payable		103,115	78,192
Other accrued liabilities		70,000	70,000
Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Deficit:
Total Current Liabilities		334,182	159,850
Warrant liabilities		8,595,000	9,040,670
Deferred underwriting commissions in connection with initial public offering		4,025,000	4,025,000
Total liabilities		12,954,182	13,225,520
Commitments and Contingencies
Class A common stock shares subject to possible redemption		115,000,000	115,000,000
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Class A common stock, $0.0001 par value; 50,000,000 shares authorized; 2,875,000 and -0- shares issued and outstanding (excluding 11,500,000 and 11,500,000 shares subject to possible redemption) at September 30, 2021 and December 31, 2020, respectively		288
Class B common stock, $0.0001 par value; 12,500,000 shares authorized; -0- shares and 2,875,000 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively			288	[1],[2]
Additional paid-in-capital
Accumulated deficit		(12,666,412)	(12,158,200)
Total stockholders’ equity		(12,666,124)	(12,157,912)
Total stockholders’ equity		(12,666,124)	(12,157,912)
Total Liabilities, Class A Common Stock Subject to Possible Redemption, and Stockholders’ Deficit		$ 115,288,058	116,067,608
DocGo Inc. and Subsidiaries
Current Assets:
Cash and cash equivalents	$ 175,537,221		32,418,220
Accounts receivable, net of allowance of $7,377,389 and $3,193,048 as of December 31, 2021 and 2020, respectively	78,383,614		24,854,957
Prepaid expenses and other current assets	2,111,656		1,150,491
Total Current Assets	256,032,491		58,423,668
Property and equipment, net	12,733,889		9,105,597
Intangibles, net	10,678,049		10,674,106
Goodwill	8,686,966		6,610,557
Restricted cash	3,568,509		2,039,053
Operating lease right-of-use assets	4,195,682		4,997,407
Finance lease right-of-use assets	9,307,113		7,001,644
Equity method investment	589,058
Other assets	3,810,895		1,320,331
Total Assets	309,602,652		100,172,363
Current liabilities:
Accrued liabilities	35,110,877		14,254,438
Line of credit	25,881
Notes payable, current	600,449		664,357
Due to seller	1,571,419		1,125,522
Operating lease liability, current	1,461,335		1,620,470
Finance lease liability, current	3,271,990		1,876,765
Accounts payable	15,833,970		3,954,123
Notes payable, non-current	1,302,839		594,494
Operating lease liability, non-current	2,980,946		3,638,254
Finance lease liability, non-current	6,867,420		5,496,899
Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Deficit:
Total Current Liabilities	57,875,921		23,495,675
Warrant liabilities	13,518,502
Total liabilities	82,545,628		33,225,322
Commitments and Contingencies
Stockholders’ Deficit:
Class A common stock, $0.0001 par value; 50,000,000 shares authorized; 2,875,000 and -0- shares issued and outstanding (excluding 11,500,000 and 11,500,000 shares subject to possible redemption) at September 30, 2021 and December 31, 2020, respectively	10,013
Additional paid-in-capital	283,161,216		142,346,852
Accumulated deficit	(63,556,714)		(87,300,472)
Accumulated other comprehensive loss	(32,501)		(48,539)
Total stockholders’ equity	219,582,014		54,997,841
Noncontrolling interests	7,475,010		11,949,200
Total stockholders’ equity	227,057,024		66,947,041
Total Liabilities, Class A Common Stock Subject to Possible Redemption, and Stockholders’ Deficit	$ 309,602,652		$ 100,172,363

[1]	Effective November 16, 2020, the Sponsor forfeited 431,250 Class B common shares as a result of the underwriter waiving its over-allotment option (see Note 4).
[2]	On October 14, 2020, the Sponsor effected a surrender of 431,250 Class B common shares to the Company for no consideration, resulting in a decrease in the total number of Class B common shares then outstanding from 3,737,500 to 3,306,250 (see Note 5).